NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

Notes payable consisted of the following as of June 30, 2024 and December 31, 2023:

	2024	2023
Note payable - Ethos Management INC	$-	$2,499,999
Note payable - Mercedes-Benz	24,517	29,149
	24,517	2,529,148
Less deferred loan fees - Ethos Management Inc.	-	(116,940)
Less current portion	(9,709)	(9,425)
Long-term portion	$14,808	$2,402,783